                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10261

                               Pearl Mutual Funds
                            on behalf of its series:

                             Pearl Total Return Fund
                          Pearl Aggressive Growth Fund

                                2610 Park Avenue
                                  P.O. Box 209
                              Muscatine, Iowa 52761

Robert H. Solt                                   Stacy H. Winick
2610 Park Avenue                                 Bell, Boyd & Lloyd PLLC
P.O. Box 209                                     1615 L Street, N.W., Suite 1200
Muscatine, Iowa 52761                            Washington, DC 20036

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (563) 288-2773

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Shareholders.

                               Pearl Mutual Funds
                               Semi-Annual Report

                                  June 30, 2004

                                    [GRAPHIC]

www.pearlfunds.com                                                    Pearl
                                                                           Funds
2610 Park Avenue PO Box 209 Muscatine IA 52761
866-747-9030 (toll-free) or 563-288-2773
Fax: 563-288-4101
E-mail: info@pearlfunds.com

Pearl Mutual Funds

2004 Semi-Annual Report
--------------------------------------------------------------------------------

                                                                           Page
                                                                         -------

Important News ................................................................1

Performance Review ........................................................2 - 3

Investment Strategy .......................................................3 - 5

Pearl Total Return Fund Overview ..........................................6 - 8

Pearl Aggressive Growth Fund Overview ....................................9 - 11

General Information .....................................................12 - 14

Pearl Total Return Fund Financial Statements -- Unaudited ...............15 - 17

Pearl Aggressive Growth Fund Financial Statements -- Unaudited ..........18 - 20

Notes to Financial Statements -- Unaudited ..............................21 - 22

Pearl Total Return Fund Financial Highlights -- Unaudited ....................23

Pearl Aggressive Growth Fund Financial Highlights -- Unaudited ...............24

Pearl Mutual Funds                                                    Pearl
--------------------------------------------------------------------------------
2610 Park Avenue                                                           Funds
PO Box 209
Muscatine IA 52761

E-mail: info@pearlfunds.com  866-747-9030 (Toll-Free)  563-288-2773  Fax: 563-288-4101  www.pearlfunds.com

President
David M. Stanley

Executive Vice President
Robert H. Solt

Vice President
Christopher A. Hoffman

Trustees
John W. Axel
Jeffrey R. Boeyink
Douglas B. Coder
Dr. David N. DeJong
David L. Evans
Robert H. Solt
David M. Stanley
Dr. James P. Stein

Staff
Karen M. Brookhart
Peggy A. Cherrier
Karen J. Grell
Renata R. LaMar

Important News!                                                   August 2, 2004

     . Pearl Total Return Fund gained 4.73% during the first six months of 2004 - outperforming all 5 of its comparison indexes.

     . For the 5 years through June 30, 2004, Pearl Total Return Fund was up 53.87%, while most stock indexes had losses, including: DJ Wilshire 5000 down (5.13%), MSCI World down (8.22%), Value Line (Geometric) down (19.09%), and S&P 500 down (10.53%). The All Equity Funds Average (Lipper) was up 9.07%, and the All Long-Term Taxable Funds Average (Lipper) up 15.38%. These 5 years included the 3-year bear market (2000-2002) and a strong market rise in 2003.

     . Pearl Total Return Fund outperformed all 5 of its comparison indexes during the last 1 year, 3 years, and 5 years -- both in total return and risk-adjusted total return.

     . Pearl Aggressive Growth Fund gained 4.38% in the first six months of 2004 - outperforming all 5 of its comparison indexes.

     . During its first 3 years through June 30, 2004, Pearl Aggressive Growth Fund was up 33.22% and strongly outperformed all of its 5 comparison indexes: DJ Wilshire 5000 up 2.31%, MSCI World up 2.65%, Value Line (Geometric) down (5.77%), All Equity Funds Average (Lipper) up 3.54%, and S&P 500 down (2.06%).

     . Both Pearl Funds are no-load - no sales charge, commission, or redemption fee. (To help protect long-term shareholders and discourage frequent trading of Fund shares, a 2% redemption fee is charged if a shareholder sells shares owned for 30 days or less.) Both Funds continued to make all investments on a no-load basis in 2004 to date.

     . Both Funds have one of the lowest expense ratios (annual rate 0.98%) for all funds of their type (independent fund of funds).

Please consider everything in this report and the Prospectus. Past performance does not guarantee future results. Figures above are not annualized.

Thank you for your confidence in Pearl Mutual Funds.

You are invited to visit our Website at www.pearlfunds.com.
Please call, e-mail, fax, or write to us. We are here to help you.

Sincerely,

Your Investment Management Team:


/s/ David M. Stanley       /s/ Robert H. Solt         /s/ Christopher A. Hoffman
------------------------   ------------------------   --------------------------
David M. Stanley           Robert H. Solt             Christopher A. Hoffman

Pearl Mutual Funds

Performance Review as of June 30, 2004
--------------------------------------------------------------------------------

First Half 2004 Performance. Total Return of Pearl Total Return Fund, Pearl Aggressive Growth Fund, and each Fund's Comparison Indexes:*

------------------------------------------
For six months ended 6-30-04:
------------------------------------------
Pearl Total Return Fund             +4.73%
------------------------------------------
DJ Wilshire 5000 (Full Cap) Index   +3.93%
------------------------------------------
MSCI World Index                    +3.52%
------------------------------------------
Value Line (Geometric) Index        +3.91%
------------------------------------------
All Equity Funds Average (Lipper)   +3.65%
------------------------------------------
All Long-Term Taxable Funds Avg.    +2.71%
------------------------------------------

------------------------------------------
For six months ended 6-30-04:
------------------------------------------
Pearl Aggressive Growth Fund        +4.38%
------------------------------------------
DJ Wilshire 5000 (Full Cap) Index   +3.93%
------------------------------------------
MSCI World Index                    +3.52%
------------------------------------------
Value Line (Geometric) Index        +3.91%
------------------------------------------
Standard & Poor's 500 Index         +3.44%
------------------------------------------
All Equity Funds Average (Lipper)   +3.65%
------------------------------------------

* Not annualized. All total returns include dividends reinvested, except Value Line Index. The total returns do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks. See Page 14 for a description of each index.

Pearl Total Return Fund and Pearl Aggressive Growth Fund both outperformed all 5 of their comparison indexes during the first half of this year. See each index's total return above. Past performance does not predict future performance.

First Half Performance Factors. We believe Pearl Total Return Fund's and Pearl Aggressive Growth Fund's comparative performance and total return during the first six months of 2004 were affected by many factors, including each Fund's investment strategy and decisions by the Funds' Manager, Pearl Management Company. These factors include:

     . U.S. and global stock markets made small gains during the first six months of 2004 but weakened during the second quarter.

     . In U.S. stock markets for the first half of 2004, value-style stocks significantly outperformed growth-style stocks; small-capitalization stocks significantly outperformed large-cap stocks. However, in the second quarter value-style and growth-style stocks performed nearly equally and large-caps outperformed small-caps. In the international markets for these six months, stock prices of smaller companies posted strong gains and fared better than the stock prices of larger companies. Indexes for Asia ex-Japan and many emerging markets had small declines in the first half of 2004. We believe these trends had a net positive effect on Pearl Total Return Fund and a mixed effect on Pearl Aggressive Growth Fund.

     . During the first six months of 2004, a majority of Pearl Total Return Fund's mutual fund investments were in relatively conservative funds with below-average risk records, a value emphasis, and a tilt toward small-cap and mid-cap stocks. This Fund also continued to hold two bond funds. We believe these decisions reduced risk and had a positive effect on the Fund's comparative performance. Small-caps and the value style helped significantly in the first quarter; portfolio changes, which slightly increased the Fund's large-cap exposure, helped in the second quarter. The Fund also maintained its significant investment in international equity funds. International funds investing in smaller companies performed better overall than international funds with a larger company focus, which helped this Fund.

     . Pearl Aggressive Growth Fund was significantly more growth-oriented in its fund holdings than Pearl Total Return Fund and had an even greater small-cap emphasis. In the first quarter the extra growth emphasis hindered performance but the additional small-cap focus helped. In the second quarter both hindered performance. Aggressive Growth Fund continued its significant investment in international equity funds and they had mixed results. The Fund's investments in Asia ex-Japan and emerging markets hurt performance, but investments in other international categories were positive contributors to this Fund's outperformance.

     . Both Funds did not pay any sales charge, commission, or redemption fee. Both Funds made all their investments on a no-load basis. See "No-Load Investing" below. This helped both Funds control costs and helped their performance.

     . Pearl Management Company, the Funds' Manager, continues to research, analyze, and evaluate data on many mutual funds, categories of funds, and global stock markets. We believe this work helps our allocation decisions and selection of mutual funds.

Investment Strategy
--------------------------------------------------------------------------------

Pearl Total Return Fund is a diversified fund of funds that seeks long-term total return by investing 80% or more of its net assets in equity mutual funds, except when Management believes a lower percentage is justified by high risks affecting stock markets. This Fund seeks to limit shareholders' risk by frequently holding a modest defensive position and by selecting some mutual funds that have demonstrated relatively lower volatility.

Pearl Aggressive Growth Fund is a diversified fund of funds that seeks long-term aggressive growth of capital by being fully invested (95% or more) in equity mutual funds. This Fund almost never takes a temporary defensive position, although it has the ability to do so if Management determines that extreme circumstances exist.

"Equity mutual funds" means funds whose objective is growth or capital appreciation, including funds that invest in U.S. or foreign securities or both.

Long-Term Investing, Not Trading. Both Pearl Funds are long-term investors, not short-term traders. Your investment management team is always ready to change investments when we believe this is in our shareholders' interest, but we work to avoid excessive turnover of the Funds' portfolios.

No-Load Investing. Both Pearl Funds are no-load - no sales charge, no commission, no redemption fee. (However, to help protect long-term shareholders and discourage frequent trading of Fund shares, a 2% redemption fee is charged if a shareholder sells shares owned for 30 days or less.) The Funds do not impose any distribution fee (12b-1 fee). Some of the mutual funds in which the Funds may invest may impose a 12b-1 fee.

Both Funds can invest only in no-load (no sales charge and no redemption fee), load-waived (no-load due to large purchases), or low-load (sales load and redemption fee together must not exceed 2%) mutual funds. The Funds also can invest in closed-end funds but have not yet done so.

To prevent transaction costs for you and all our shareholders, both Pearl Funds are no-load investors. Both Funds seek to avoid completely all sales charges, commissions, and redemption fees - and both Funds do continue to avoid them in 2004 to date.

Pearl Aggressive Growth Fund has never paid any sales charge, commission, or redemption fee. All of its investments to date were made on a no-load basis.

Pearl Total Return Fund has not paid any sales charge, commission, or redemption fee since 1998. All of its investments in the years 1999 through 2004 to date were made on a no-load basis.

Access to Many Funds. The Funds' investments in most mutual funds are generally large enough to take advantage of sales load waivers on large purchases. Thus, both Funds are able to select no-load investments from a very wide range of funds -- even though many of those funds would require most investors to pay a sales charge.

Another potential benefit to Pearl Funds shareholders is that both Funds own shares of some mutual funds that are closed to new investors. Pearl Total Return Fund holds 13 equity funds, and 11 of these are no longer open to new investors. At June 30, 2004 these closed funds comprised 79% of the Fund's total assets. Of the 13 equity funds Pearl Aggressive Growth Fund holds, 9 are closed to new investors. At June 30, 2004 these funds comprised 66% of the Fund's total assets.

Current Investments. At June 30, 2004, 86.5% of Pearl Total Return Fund's total assets were invested in a diversified group of equity mutual funds, 5.4% in a high-yield bond fund, 1.9% in a high-quality bond fund, and 6.2% in cash.

At June 30, 2004, 97.4% of Pearl Aggressive Growth Fund's total assets were invested in a diversified group of equity mutual funds, with only 2.6% in cash.

Mid-year investments of both Funds are listed in the attached financial statements. Portfolio investments are subject to change at any time without notice.

We believe there are many risks in U.S. stock markets, including continued overvaluation of many stocks, excessive investor optimism, possible terrorist attacks, energy prices, effects of rising interest rates on the economic recovery in the U.S. and the world, and Presidential-election uncertainty. After the strong market rally in 2003, we believe stocks are more vulnerable to a correction.

However, we believe interest rates (still historically low though rising) are positive for stocks, and the current economic momentum should also provide some support for global stock markets.

Although always difficult to judge, on balance we believe the reward/risk ratio is slightly positive for the near term, negative for the intermediate term, but more positive long-term. We believe the near-term outlook still slightly favors small-to-mid-cap stock funds, although their relative attractiveness has lessened as their outperformance has continued. In preparation for a potential shift to large-cap outperformance, we are incrementally buying funds with experience in this area of the market.

We believe international stocks overall (including those in emerging markets) still appear to offer better valuations and a slightly better reward/risk ratio than U.S. stocks.

Weighing these factors, Pearl Total Return Fund remains mostly invested in equity mutual funds. A majority of this Fund's investments are still in equity funds that emphasize value and that we believe are relatively conservative, and in equity funds that hold mostly small-to-mid-cap stocks. This Fund continues its significant investment in international stock funds.

Pearl Aggressive Growth Fund continues to be fully invested (95% or more) in equity mutual funds. In comparison with Total Return Fund, Aggressive Growth Fund's portfolio as a whole is more volatile, includes more growth-oriented funds, has an even greater emphasis on small-to-mid-cap stocks, and also continues a significant investment in international stock funds.

A more precise way to measure each Fund's asset allocation is its investment portfolio asset breakdown, which counts each Fund's indirect investments through the mutual funds held in its portfolio, using recent information on the portfolio assets of those mutual funds. Based on the Funds' portfolio holdings at June 30, 2004, each Fund's investment portfolio asset breakdown was:

                 Total Return Fund   Aggressive Growth Fund
                 -----------------   ----------------------
                      (as a percentage of total assets)

Total Stocks           76.5%                  92.0%
U.S. Stocks            36.0%                  44.9%
Foreign Stocks         40.5%                  47.1%
Bonds                   9.6%                   0.5%
Cash                   13.9%                   7.5%

For example, at June 30, 2004 Pearl Total Return Fund's direct cash position was 6.2%, but this increased to 13.9% when the varying amounts of cash held by the mutual funds in the Fund's portfolio were added. Each Fund's asset allocation and portfolio holdings vary with changes in investments.

We diligently seek to select the best mutual funds in view of changing market conditions. Taking into account the opportunities and the risks, we believe each Fund's current portfolio mix is appropriate for the current market environment. However, portfolio holdings are subject to change.

Top 5 Mutual Fund Portfolio Holdings at June 30, 2004 (as a percentage of total assets):

Pearl Total Return Fund:                         Pearl Aggressive Growth Fund:
First Eagle Overseas, Class I           19.81%   Dreyfus Premier Emerging Mkts., Class A          12.09%
Matthews Asian Growth and Income        10.52%   American Century Int'l Opports., Investor        11.47%
Oakmark International Small Cap          8.51%   Wasatch Micro Cap                                11.23%
N/I Numeric Investors Small Cap Value    8.22%   Matthews Pacific Tiger                            9.34%
Bridgeway Ultra Small Company Market     8.12%   Artisan International Small Cap, Investor         8.95%

Both Funds are actively managed and may change investments at any time without notice. Each Fund's portfolio holdings may be significantly different by the time you read this report. Portfolio holdings of both Funds at the most recent month-end are available at www.pearlfunds.com.

Investment Management Team
--------------------------------------------------------------------------------

Pearl Mutual Funds' investment manager is Pearl Management Company. The Manager's Investment Committee manages each Fund's portfolio. The Investment Committee includes:

     David M. Stanley, President and Chief Executive Officer
     Robert H. Solt, Executive Vice President, Chief Operating Officer, and
        Chief Financial Officer
     Christopher A. Hoffman, Vice President

For more information, go to www.pearlfunds.com - pages on Management and Real, Live People.

Kevin Burns, who was on our team for many years, has departed to start his own business. We thank Kevin for his capable work for our shareholders, and we wish him great success.

--------------------------------------------------------------------------------
                             Pearl Total Return Fund
--------------------------------------------------------------------------------

Performance: 10-Year Performance. Pearl Total Return Fund's 10-year performance record is summarized in this graph:

             Comparison of change in value of $10,000 investment in
              Pearl Total Return Fund and its comparison indexes *
  (as of June 30 each year) (with dividends reinvested, except for Value Line
                                                    Index)

  Pearl Total Return Fund
Average Annual Total Return
 1 Year   5 Year   10 Year
 +26.44%  +9.00%   +10.94%

                                    [CHART]

                                                      All Long-Term
June 30th   Pearl Total Return   All Equity Funds     Taxable Funds    MSCI World   Value Line (Geometric)
   of...           Fund          Average (Lipper)   Average (Lipper)      Index             Index            DJ Wilshire 5000 Index
---------   ------------------   ----------------   ----------------   ----------   ----------------------   ----------------------
  1994            $10,000             $10,000            $10,000         $10,000            $10,000                 $10,000
  1995            $11,156             $11,810            $11,420         $11,067            $11,317                 $12,472
  1996            $13,119             $14,448            $13,283         $13,108            $12,888                 $15,742
  1997            $15,734             $17,295            $15,475         $16,027            $15,274                 $20,358
  1998            $17,669             $19,856            $17,545         $18,756            $17,341                 $26,233
  1999            $18,361             $22,573            $19,355         $21,695            $16,944                 $31,372
  2000            $20,842             $27,382            $22,437         $24,340            $14,837                 $34,359
  2001            $22,679             $23,778            $20,761         $19,399            $14,549                 $29,088
  2002            $22,518             $20,145            $18,598         $16,446            $11,800                 $24,254
  2003            $22,344             $19,929            $18,919         $16,058            $10,881                 $24,562
  2004            $28,252             $24,621            $22,332         $19,912            $13,709                 $29,761

Past performance does not predict future performance

* The total returns in this report, including the graph and tables, do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.

Pearl Total Return Fund's average annual total return was + 9.00% over the last 5 years and + 10.94% during the last 10 years (ended June 30). The value of an investment in Pearl Total Return Fund grew 54% during the last 5 years and grew 183% during the last 10 years.

Performance of Pearl Total Return Fund and Comparison Indexes through 6-30-04:

------------------------------------------------------------------------------------
Average Annual Total Returns for years
ended 6-30-04 with dividends reinvested        1 year   3 years   5 years   10 years
(except for Value Line Index):
------------------------------------------------------------------------------------
Pearl Total Return Fund                        +26.44%   +7.60%    +9.00%    +10.94%
------------------------------------------------------------------------------------
DJ Wilshire 5000 (Full Cap) Index              +21.17%   +0.77%    -1.05%    +11.52%
------------------------------------------------------------------------------------
MSCI World Index                               +24.00%   +0.87%    -1.70%     +7.13%
------------------------------------------------------------------------------------
Value Line (Geometric) Index                   +25.99%   -1.96%    -4.15%     +3.20%
------------------------------------------------------------------------------------
All Equity Funds Average (Lipper)              +23.54%   +1.17%    +1.81%     +9.43%
------------------------------------------------------------------------------------
All Long-Term Taxable Funds Average (Lipper)   +18.04%   +2.46%    +2.70%     +8.37%
------------------------------------------------------------------------------------

See Page 14 for a description of each index.

--------------------------------------------------------------------------------
                             Pearl Total Return Fund
--------------------------------------------------------------------------------

Risk-Adjusted Total Return. Pearl Total Return Fund seeks to outperform its 5 benchmark indexes on a long-term risk-adjusted total return basis. Two factors should be considered together in assessing a mutual fund's performance: its total return and its risk. Therefore, we measure the Fund's total return in relation to the risk (volatility) it incurred, and then we compare this risk-adjusted return with the Fund's 5 benchmark indexes.

Standard deviation is the conventional statistical measure used to determine the volatility (variability) -- and therefore the risk -- of a mutual fund or an index. The higher the standard deviation, the greater the volatility risk. To minimize risk, a low standard deviation is desirable.

Standard Deviations of Pearl Total Return Fund and Comparison Indexes through 6-30-04:

--------------------------------------------------------------------------------
       Annualized Standard Deviations:                1 year   3 years   5 years
--------------------------------------------------------------------------------
Pearl Total Return Fund                                9.16%    16.79%    16.44%
--------------------------------------------------------------------------------
DJ Wilshire 5000 (Full Cap) Index                      8.28%    20.14%    20.37%
--------------------------------------------------------------------------------
MSCI World Index                                       9.48%    18.46%    17.85%
--------------------------------------------------------------------------------
Value Line (Geometric) Index                          11.81%    23.53%    20.54%
--------------------------------------------------------------------------------
All Equity Funds Average (Lipper)                     10.01%    18.84%    19.68%
--------------------------------------------------------------------------------
All Long-Term Taxable Funds Average (Lipper)           7.84%    14.12%    14.55%
--------------------------------------------------------------------------------

See page 14 for a description of each index.

The Sharpe ratio is a conventional measure that combines total return and standard deviation to produce a risk-adjusted performance figure. It is a ratio of reward (total return in excess of the 90-day Treasury bill return) to the volatility risk (standard deviation). The higher the number, the better the risk-adjusted return. A high Sharpe ratio is desirable.

Sharpe Ratios of Pearl Total Return Fund and Comparison Indexes through 6-30-04:

--------------------------------------------------------------------------------
               Sharpe Ratios:                         1 year   3 years   5 years
--------------------------------------------------------------------------------
Pearl Total Return Fund                                2.80      0.38      0.41
--------------------------------------------------------------------------------
DJ Wilshire 5000 (Full Cap) Index                      2.46     -0.04     -0.24
--------------------------------------------------------------------------------
MSCI World Index                                       2.45     -0.04     -0.32
--------------------------------------------------------------------------------
Value Line (Geometric) Index                           2.13     -0.16     -0.42
--------------------------------------------------------------------------------
All Equity Funds Average (Lipper)                      2.27     -0.02     -0.08
--------------------------------------------------------------------------------
All Long-Term Taxable Funds Average (Lipper)           2.19      0.07     -0.02
--------------------------------------------------------------------------------

See page 14 for a description of each index.

Pearl Total Return Fund's risk-adjusted performance was positive - and significantly better than all 5 of its comparison indexes - for the past 1, 3, and 5 years through June 30, 2004.

Compare Total Return Fund's positive 5-year Sharpe ratio with the negative Sharpe ratios of all 5 benchmark indexes. Most benchmarks' 3-year and 5-year Sharpe ratios were negative because stock markets underperformed Treasury bills during the long, deep 3-year bear market (2000-2002).

--------------------------------------------------------------------------------
                             Pearl Total Return Fund
--------------------------------------------------------------------------------

Performance Summary:

     . Pearl Total Return Fund had a + 4.73% total return for the six months ended June 30, 2004.

     .    Pearl Total Return Fund's + 4.73% total return outperformed the
          + 3.54% average of this Fund's 5 comparison indexes during these six months. (Not annualized.) See page 2. We believe this margin is a significant outperformance because Total Return Fund had a risk-reducing partial defensive position, with only about 76% of its total assets invested in stocks (through the mutual funds in this Fund's portfolio; see page 5), but 3 of its 5 benchmark indexes are pure stock indexes.

     . Your Fund's total return was +35.73% in 2003, - 10.75% in 2002, + 3.13% in 2001, + 1.56% in 2000, and + 26.99% in 1999.

     . During the entire 5 years through June 30, 2004, Total Return Fund was up 53.87% while its 5 comparison indexes were down (1.60%) on average. (Not annualized.) See page 1. This period began July 1, 1999 and included both the 3-year bear market (2000-2002) -- the worst bear market since at least 1973-74 -- and the strong rise in 2003.

     . Your Fund outperformed all 5 comparison indexes during the last 1 year, 3 years, and 5 years -- and outperformed 4 of the 5 during the last 10 years. See page 6.

     . Pearl Total Return Fund's risk-adjusted total return strongly outperformed all 5 comparison indexes during the last 1 year, 3 years, and 5 years. See page 7.

Performance is historical and does not guarantee future results. See page 12.

Fund Expenses. Pearl Total Return Fund's total net expenses (annualized), after reimbursement by the Manager (see page 13), were 0.98% of the Fund's average net assets during the first half of 2004.

We believe this 0.98% expense ratio is one of the lowest for all funds of its type (independent fund of funds) in the U.S.

Net Asset Value. At the close of June 30, 2004:

     NAV (net asset value) per share   $13.29

Net Assets of Pearl Total Return Fund increased from $56,352,177 at Dec. 31, 2003 to $60,463,373 at June 30, 2004. This 7.3% increase was due to a combination of the Fund's investment results and our shareholders' new and additional investments into the Fund.

--------------------------------------------------------------------------------
                          Pearl Aggressive Growth Fund
--------------------------------------------------------------------------------

Performance: Fund's First 3 Years. Pearl Aggressive Growth Fund's performance record since its inception (July 2, 2001) is summarized in this graph:

             Comparison of change in value of $10,000 investment in
            Pearl Aggressive Growth Fund and its comparison indexes *
   (as of June 30 each year) (with dividends reinvested, except for Value Line
                                                  Index)

Pearl Aggressive Growth Fund
 Average Annual Total Return
  Year      Since Inception
 +33.50%       +10.03%

                                    [CHART]


            Pearl Aggressive   All Equity Funds   Standard & Poor's 500   MSCI World   Value Line (Geometric)   DJ Wilshire
               Growth Fund     Average (Lipper)           Index              Index              Index            5000 Index
            ----------------   ----------------   ---------------------   ----------   ----------------------   -----------
6/30/2001        $10,000            $10,000              $10,000            $10,000            $10,000            $10,000
6/30/2002        $ 9,877            $ 8,472              $ 8,201            $ 8,478            $ 8,111            $ 8,338
6/30/2003        $ 9,979            $ 8,381              $ 8,222            $ 8,278            $ 7,479            $ 8,444
6/30/2004        $13,322            $10,354              $ 9,793            $10,265            $ 9,423            $10,231

Past performance does not predict future performance

* The total returns in this report, including the graph and tables, do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.

     . Pearl Aggressive Growth Fund has come through a volatile first 3 years of existence with a large gain - up 33.22% (not annualized) - and strongly outperformed all of its 5 comparison indexes.

Performance of Pearl Aggressive Growth Fund and Comparison Indexes through 6-30-04:

--------------------------------------------------------------------------------
Average Annual Total Returns for periods ended 6-30-04
with dividends reinvested (except for Value Line Index):       1 Year   3 Years
--------------------------------------------------------------------------------
Pearl Aggressive Growth Fund                                   +33.50%   +10.03%
--------------------------------------------------------------------------------
DJ Wilshire 5000 (Full Cap) Index                              +21.17%   +0.77%
--------------------------------------------------------------------------------
MSCI World Index                                               +24.00%   +0.87%
--------------------------------------------------------------------------------
Value Line (Geometric) Index                                   +25.99%   -1.96%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                    +19.11%   -0.69%
--------------------------------------------------------------------------------
All Equity Funds Average (Lipper)                              +23.54%   +1.17%
--------------------------------------------------------------------------------

                  See page 14 for a description of each index.

--------------------------------------------------------------------------------
                          Pearl Aggressive Growth Fund
--------------------------------------------------------------------------------

Risk-Adjusted Total Return. Although Pearl Aggressive Growth Fund is not as focused as Pearl Total Return Fund on the potential riskiness of its portfolio, it is useful to measure Aggressive Growth Fund's total return in relation to the risk (volatility) it incurred. Then we compare this risk-adjusted return with this Fund's 5 benchmark indexes.

Standard deviation is the conventional statistical measure used to determine the volatility (variability) -- and therefore the risk -- of a mutual fund or an index. The higher the standard deviation, the greater the volatility risk. To minimize risk, a low standard deviation is desirable. However, an aggressive growth fund by its nature will be more risky than a more conservative fund.

Standard Deviations of Pearl Aggressive Growth Fund and Comparison Indexes through 6-30-04:

--------------------------------------------------------------------------------
               Annualized Standard Deviations:                  1 Year   3 Years
--------------------------------------------------------------------------------
Pearl Aggressive Growth Fund                                    13.95%    20.20%
--------------------------------------------------------------------------------
DJ Wilshire 5000 (Full Cap) Index                                8.28%    20.14%
--------------------------------------------------------------------------------
MSCI World Index                                                 9.48%    18.46%
--------------------------------------------------------------------------------
Value Line (Geometric) Index                                    11.81%    23.53%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                      7.73%    19.12%
--------------------------------------------------------------------------------
All Equity Funds Average (Lipper)                               10.01%    18.84%
--------------------------------------------------------------------------------

                  See page 14 for a description of each index.

The Sharpe ratio is a conventional measure that combines total return and standard deviation to produce a risk-adjusted performance figure. It is a ratio of reward (total return in excess of the 90-day Treasury bill return) to the volatility risk (standard deviation). The higher the number, the better the risk-adjusted return. A high Sharpe ratio is desirable.

Sharpe Ratios of Pearl Aggressive Growth Fund and Comparison Indexes through 6-30-04:

--------------------------------------------------------------------------------
                       Sharpe Ratios:                           1 Year   3 Years
--------------------------------------------------------------------------------
Pearl Aggressive Growth Fund                                     2.35      0.44
--------------------------------------------------------------------------------
DJ Wilshire 5000 (Full Cap) Index                                2.46     -0.04
--------------------------------------------------------------------------------
MSCI World Index                                                 2.45     -0.04
--------------------------------------------------------------------------------
Value Line (Geometric) Index                                     2.13     -0.16
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                      2.36     -0.12
--------------------------------------------------------------------------------
All Equity Funds Average (Lipper)                                2.27     -0.02
--------------------------------------------------------------------------------

                  See page 14 for a description of each index.

Pearl Aggressive Growth Fund's risk-adjusted performance was positive and in line with its comparison indexes for the 1 year through June 30, 2004, and was significantly better than all 5 benchmarks for the 3 years through June 30, 2004. All 5 benchmarks had negative 3-year Sharpe ratios because they underperformed Treasury bills during that period, which included most of a major bear market and a strong net-positive period from April 1, 2003 through June 30, 2004.

We are pleased that this Fund's risk-adjusted performance during its first 3 years was the best in the group. However, risk-adjusted performance is not a primary consideration for this Fund.

--------------------------------------------------------------------------------
                          Pearl Aggressive Growth Fund
--------------------------------------------------------------------------------

Performance Summary:

     . Pearl Aggressive Growth Fund had a +4.38% total return for the six months ended June 30, 2004.

     . Pearl Aggressive Growth Fund's +4.38% total return outperformed the +3.69% average total return of this Fund's 5 comparison indexes for the first half of 2004. (Not annualized.) See page 2.

     . Your Fund strongly outperformed all 5 of its comparison indexes since its inception (July 2, 2001). During its first 3 years though June 30, 2004, Pearl Aggressive Growth Fund had a strong performance - up 33.22% - while its 5 benchmark indexes were up only 0.13% on average. (Not annualized.) See page 1.

     . Pearl Aggressive Growth Fund also strongly outperformed all 5 comparison indexes on a risk-adjusted total return basis for the 3-year period since its inception. The Fund's risk-adjusted total return was in line with its benchmarks for the 1-year period through June 30, 2004. See page 10.

Performance is historical and does not guarantee future results. See page 12.

Fund Expenses. Pearl Aggressive Growth Fund's total net expenses (annualized), after reimbursement by the Manager (see page 13), were 0.98% of the Fund's average net assets during the first half of 2004.

We believe this 0.98% expense ratio is one of the lowest for all funds of its type (independent fund of funds) in the U.S.

Net Asset Value. At the close of June 30, 2004:

     NAV (net asset value) per share   $13.11

Net Assets of Pearl Aggressive Growth Fund increased from $21,056,350 at December 31, 2003 to $22,614,735 at June 30, 2004. This 7.4% increase was due to a combination of the Fund's investment results and our shareholders' new and additional investments into the Fund.

General Information
--------------------------------------------------------------------------------

This report is provided for the shareholders of Pearl Mutual Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. An investor should carefully consider a Fund's objectives, risks, charges, and expenses before investing. To obtain a Prospectus containing this and other information, please visit our Website at www.pearlfunds.com or call toll-free 866-747-9030. Please read the Prospectus carefully before you invest or send money.

Shares of the Pearl Funds are available to persons residing in certain states. Please go to www.pearlfunds.com or call toll-free 866-747-9030 to determine whether you are eligible to purchase Fund shares. This report is not an offer of or a solicitation of an offer to buy either Fund, nor shall either Fund be offered or sold to any person, in any jurisdiction in which the offer, solicitation, purchase, or sale would be unlawful under its securities law. The Funds are offered only to residents of the United States.

Performance is historical and does not guarantee future results. Investment return and principal value of an investment in each Pearl Fund will fluctuate, so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost. Performance changes over time and may be materially different by the time you read this report. For recent performance information, go to www.pearlfunds.com or call toll-free 866-747-9030.

Total return means total growth of the investment, with all dividends and distributions (including capital gains) reinvested.

All investments involve risk. Even though Pearl Total Return Fund and Pearl Aggressive Growth Fund each invest in many mutual funds, that investment strategy cannot eliminate risk.

Many factors affect risks of mutual funds that invest in various kinds of stocks. For example:

     Stocks of small and mid-sized companies may be more volatile or less liquid than the stocks of larger companies. Smaller companies may have a shorter history of operations than larger companies, may not have the ability to raise capital as easily as large companies, and may have a less diversified product line, making them more susceptible to market pressure.

     Value stocks include stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

     Investments in international securities involve risks, including currency fluctuation, different regulation, accounting standards, trading practices, levels of available information, generally higher transaction costs, and political risks. The risks of international investments are typically increased in less developed countries, which are sometimes referred to as emerging markets.

Please consult your tax advisor regarding the tax consequences of owning shares of the Funds in your particular circumstances.

From July 1, 1972 through July 1, 2001, Pearl Total Return Fund's shares were not registered under the Securities Act of 1933 and only private sales were made. The Fund began offering its shares to the public pursuant to an effective registration statement on July 2, 2001.

Limits on Expenses. Pearl Management Company, the Funds' Manager, has contractually agreed to reimburse each Pearl Fund for all ordinary operating expenses (including management and administrative fees) exceeding these expense ratios: 0.98% of a Fund's average net assets up to $100 million and 0.78% in excess of $100 million. When the Manager has reimbursed a Fund for expenses in excess of these limits, the Manager may recover the reimbursed amounts, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limits.

These expense limits will continue at least through December 31, 2007 unless a change is approved by the Funds' Board of Trustees.

The Manager's reimbursement of expenses that exceed the expense limit lowers the expense ratio and increases the overall return to investors.

You May Send a Message to the Funds' Board of Trustees on any subject. Send your message to the Pearl Mutual Funds office, addressed to the Board of Trustees. We will promptly send it to all of the Trustees.

Communications Invited on Accounting and Auditing. Any person may communicate, confidentially and anonymously, any concerns regarding accounting or auditing matters to David L. Evans, Chairman of the Audit Committee of Pearl Mutual Funds, by either of these two means:

     1.   Mail to 32500 El Diente Court, Evergreen, CO 80439 (preferred method)

     2.   Telephone to 303-679-9689

We Invite and Welcome Your Calls. A real, live person will talk with you, promptly. You will know the full name of the person you talk with. He or she will be one of our officers or key staff persons. You will get a straight answer. If we don't know the answer, we will find it and get back to you quickly.

If we break this promise, tell us and you will receive our personal apology. 866-747-9030 (Toll-Free)

We Also Invite You to E-mail, Fax, or Write to Us:

     E-mail to info@pearlfunds.com

     Fax to 563-288-4101

     Write to Pearl Mutual Funds, 2610 Park Avenue, PO Box 209, Muscatine, IA 52761

Privacy Policy. Because we consider the preservation of your privacy a priority, Pearl Mutual Funds has adopted a privacy policy. You may view the privacy policy at www.pearlfunds.com (click the Privacy Policy page) or by calling toll-free 866-747-9030.

Description of Comparison Indexes:

     The DJ Wilshire 5000 Composite Index (Full Cap) is an unmanaged index that is market-capitalization weighted, includes all publicly-traded U.S. common stocks headquartered in the U.S. with readily available price data, and is generally representative of the performance of the average dollar invested in U.S. common stocks.

     The MSCI World Index is an unmanaged index that is market-capitalization weighted and is generally representative of the performance of the global (including U.S. and international) market for common stocks.

     The Value Line (Geometric) Index is an unmanaged index that equally weights a broad range of publicly-traded U.S. common stocks included in the Value Line Investment Survey and is generally representative of the performance of the average U.S. common stock.

     The Standard & Poor's (S & P) 500 Index is an unmanaged index of 500 stocks that is market-capitalization weighted and is generally representative of the performance of larger companies in the U.S.

     The All Equity Funds Average (Lipper) is an unmanaged and unweighted average of the total return performance of all equity-oriented mutual funds as classified and calculated by Lipper Inc.

     The All Long-Term Taxable Funds Average (Lipper) is an unmanaged and unweighted average of the total return performance of all long-term taxable mutual funds as classified and calculated by Lipper Inc.

The holdings of each Pearl Fund are not identical to any of the indexes named above or any other market index. Therefore, the performance of each Pearl Fund will not mirror the returns of any particular index. It is not possible to invest directly in an index.

Trademarks and copyrights relating to the indexes are owned by: DJ Wilshire 5000
Index: Dow Jones Indexes and Wilshire Associates, Inc. MSCI World Index: Morgan Stanley Capital International. Value Line (Geometric) Index: Value Line, Inc. Standard & Poor's 500 Index: The McGraw-Hill Companies. Lipper Averages: Reuters Funds Information Limited, a United Kingdom corporation.

                            PEARL TOTAL RETURN FUND
                      STATEMENT OF NET ASSETS - UNAUDITED
                                 June 30, 2004

                                                                                    % of
                                                                          Shares     net       Market
                                                                          owned    assets      value
                                                                         -------   ------   -----------
ASSETS:
   INVESTMENTS in mutual funds, all common
      stocks of unaffiliated issuers:

      Equity mutual funds:
         Bridgeway Ultra-Small Company Market Fund ...................   304,119     8.12%  $ 4,908,479
         Dodge & Cox Stock Fund ......................................    19,223     3.80%    2,299,317
         First Eagle Overseas Fund, Class I ..........................   616,240    19.81%   11,979,710
         JP Morgan Mid Cap Value Fund, Select Shares .................   137,421     4.57%    2,764,906
         Mairs & Power Growth Fund ...................................    35,853     3.98%    2,408,276
         Matthews Asian Growth and Income Fund .......................   447,946    10.52%    6,360,827
         N/I Numeric Investors Small Cap Value Fund ..................   243,354     8.22%    4,971,717
         Oakmark International Small Cap Fund, Class I ...............   292,066     8.51%    5,143,290
         Oakmark Select Fund, Class I ................................    18,416     0.94%      568,868
         Royce Special Equity Fund ...................................   113,883     3.68%    2,227,544
         Thornburg International Value ...............................   100,613     3.03%    1,833,160
         Wasatch Core Growth Fund ....................................    60,495     3.98%    2,404,091
         William Blair International Growth Fund, Class I ............   229,043     7.36%    4,452,605
                                                                                   ------   -----------
            TOTAL EQUITY MUTUAL FUNDS ................................              86.52%   52,322,790
                                                                                   ------   -----------

      Income mutual funds:
         PIMCO Total Return Fund, Institutional Class ................   108,628     1.91%    1,155,805
         Pioneer High Yield Fund, Class A ............................   283,955     5.44%    3,291,035
                                                                                   ------   -----------
            TOTAL INCOME MUTUAL FUNDS ................................               7.35%    4,446,840
                                                                                   ------   -----------

      Money market mutual funds:
         Pioneer Cash Reserves A .....................................   500,218     0.83%      500,218
         Vanguard Money Market Prime Fund ............................    11,001     0.02%       11,001
            TOTAL MONEY MARKET FUNDS .................................               0.85%      511,219
                                                                                   ------   -----------
         TOTAL INVESTMENTS (cost $45,289,483, including
            reinvested dividends and distributions) ..................              94.72%   57,280,849

   Cash ..............................................................               5.34%    3,230,609
   Accrued interest on bank account ..................................               0.00%        1,326
                                                                                   ------   -----------
            TOTAL ASSETS .............................................             100.06%   60,512,784
                                                                                   ------   -----------
LIABILITIES:
   Investment manager's fees payable (Note 5) ........................               0.05%       40,315
   Payable to manager for expenses of Fund (Note 5) ..................               0.01%        8,132
   Other liabilities .................................................               0.00%          964
                                                                                   ------   -----------
            TOTAL LIABILITIES ........................................               0.06%       49,411
                                                                                   ------   -----------

NET ASSETS, applicable to 4,548,080 outstanding shares of
   beneficial interest (no par value); unlimited shares authorized ...             100.00%   60,463,373
                                                                                   ======   ===========

      NET ASSET VALUE -- OFFERING AND
         REDEMPTION PRICE PER SHARE ..................................                      $     13.29
                                                                                            ===========
NET ASSETS CONSIST OF:
   Capital ...........................................................                      $48,919,948
   Accumulated undistributed net investment income ...................                          (32,042)
   Accumulated net realized losses ...................................                         (415,900)
   Net unrealized appreciation in value of investments ...............                       11,991,367
                                                                                            -----------
            TOTAL NET ASSETS .........................................                      $60,463,373
                                                                                            ===========

                       See notes to financial statements.

                            PEARL TOTAL RETURN FUND
                      STATEMENT OF OPERATIONS - UNAUDITED

                                                                                Six Months Ended
                                                                                  June 30, 2004
                                                                                ----------------
INVESTMENT INCOME:
   Income:
      Dividends .............................................................      $  250,279
      Interest on bank account ..............................................           6,210
                                                                                   ----------
               TOTAL INVESTMENT INCOME ......................................         256,489

   Expenses, current year (Note 5):
      Associations ..........................................................               0
      Auditors' services ....................................................          30,088
      Custodian fees ........................................................           2,945
      Data processing .......................................................           3,657
      Trustees' fees (Note 6} ...............................................          23,443
      Registration fees .....................................................           8,777
      Insurance .............................................................           1,232
      Investment management and
         administrative services fees (Note 5) ..............................         240,524
      Legal services ........................................................           9,384
      Meetings ..............................................................           3,222
      Other .................................................................           4,155
                                                                                   ----------
            TOTAL EXPENSES BEFORE REIMBURSEMENT .............................         327,427

   Expenses reimbursed by investment manager (Note 5) .......................         (38,488)
                                                                                   ----------

               TOTAL EXPENSES ...............................................         288,939
                                                                                   ----------

               NET INVESTMENT INCOME ........................................         (32,450)
                                                                                   ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investments (securities of unaffiliated issuers) ...       1,367,110

   Change in net unrealized appreciation of investments .....................       1,348,857
                                                                                   ----------
      NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ......................       2,715,967
                                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................      $2,683,517
                                                                                   ==========

                       See notes to financial statements.

                             PEARL TOTAL RETURN FUND
                 STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED

                                                                           Six Months Ended       Year Ended
                                                                             June 30, 2004    December 31, 2003
                                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income ...............................................     ($    32,450)       $   892,068
   Net realized gains (losses) on investments ..........................        1,367,110           (710,322)
   Change in net unrealized appreciation of investments ................        1,348,857         14,164,350
                                                                             ------------        -----------
      NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS ...............................................        2,683,517         14,346,096
                                                                             ------------        -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 7):
   Dividends from net investment income ................................                0           (892,068)
                                                                             ------------        -----------

FROM CAPITAL SHARES TRANSACTIONS:
   Proceeds received for shares sold (166,274 and 366,020 shares) ......        2,190,263          4,062,507
   Net asset value of shares (0 and 70,138 shares) issued
      in reinvestment of distributions .................................                0            890,047
   Paid on redemption of shares (58,385 and 198,681 shares),
      including exchanges into Pearl Aggressive Growth Fund ............         (762,584)        (1,982,888)
                                                                             ------------        -----------

         INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
            SHARES TRANSACTIONS:
               (net increase of 107,889 and 237,477 shares) ............        1,427,679          2,969,666
                                                                             ------------        -----------

TOTAL INCREASE IN NET ASSETS ...........................................        4,111,196         16,423,694

NET ASSETS:
   Beginning of period .................................................       56,352,177         39,928,483
                                                                             ------------        -----------
   End of period (including accumulated undistributed net investment
      income (loss), ($32,042) and $408, respectively) .................      $60,463,373        $56,352,177
                                                                             ============        ===========

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                      STATEMENT OF NET ASSETS - UNAUDITED
                                  June 30, 2004

                                                                                         % of
                                                                               Shares     net       Market
                                                                               owned    assets      value
                                                                              -------   ------   -----------
ASSETS:
   INVESTMENTS in mutual funds, all common stocks of unaffiliated issuers:

   Equity mutual funds:
      American Century International Opportunities Fund, Investor Class....   288,783    11.47%  $ 2,593,272
      Artisan International Small Cap Fund, Investor Class.................   122,996     8.95%    2,024,508
      Bjurman, Barry Micro-Cap Growth Fund.................................    23,139     3.36%      759,880
      Bogle Small Cap Growth Fund, Institutional Class.....................    58,235     7.08%    1,600,893
      Century Small Cap Select Fund, Institutional Class...................    36,743     3.67%      829,656
      Dreyfus Premier Emerging Markets Fund, Class A.......................   160,513    12.09%    2,735,147
      John Hancock Classic Value Fund, Class I.............................    69,850     6.66%    1,505,265
      Matthews Pacific Tiger Fund..........................................   161,564     9.34%    2,113,261
      Oakmark Global Fund, Class I.........................................    98,434     8.84%    1,999,185
      Wasatch Micro Cap Fund...............................................   328,591    11.23%    2,540,012
      Wasatch Micro Cap Value Fund.........................................   125,093     1.49%      336,500
      Wasatch Small Cap Value Fund.........................................   194,800     4.91%    1,110,358
      William Blair Small Cap Growth Fund, Class I.........................    77,461     8.43%    1,905,532
                                                                                        ------   -----------
         TOTAL EQUITY MUTUAL FUNDS.........................................              97.52%   22,053,469
                                                                                        ------   -----------
   Money market mutual fund:
      Vanguard Money Market Prime Fund.....................................     6,412     0.03%        6,412
                                                                                        ------   -----------

      TOTAL INVESTMENTS (cost $16,780,751, including reinvested dividends
         and distributions)................................................              97.55%   22,059,881

   Cash....................................................................               2.53%      572,542
   Accrued interest on bank account........................................               0.00%          312
                                                                                        ------   -----------
         TOTAL ASSETS......................................................             100.08%   22,632,735
                                                                                        ------   -----------

LIABILITIES:
   Investment manager's fees payable (Note 5)..............................               0.07%       15,745
   Payable to manager for expenses of Fund (Note 5)........................               0.01%        2,197
   Other liabilities.......................................................               0.00%           58
                                                                                        ------   -----------
         TOTAL LIABILITIES.................................................               0.08%       18,000
                                                                                        ------   -----------

NET ASSETS, applicable to 1,724,961 outstanding shares of
   beneficial interest (no par value); unlimited shares authorized.........             100.00%  $22,614,735
                                                                                        ======   ===========

   NET ASSET VALUE -- OFFERING AND REDEMPTION PRICE PER SHARE..............                      $     13.11
                                                                                                 ===========

NET ASSETS CONSIST OF:
   Capital.................................................................                      $17,425,406
   Accumulated undistributed net investment income.........................                         (276,073)
   Accumulated net realized gains..........................................                          186,272
   Net unrealized appreciation in value of investments.....................                        5,279,130
                                                                                                 -----------
         TOTAL NET ASSETS..................................................                      $22,614,735
                                                                                                 ===========


                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                      STATEMENT OF OPERATIONS - UNAUDITED

                                                                                Six Months Ended
                                                                                  June 30, 2004
                                                                                ----------------
INVESTMENT INCOME (LOSS):

   Income:
      Dividends..............................................................      $   11,553
      Interest on bank account...............................................           1,961
                                                                                   ----------
         TOTAL INVESTMENT INCOME.............................................          13,514

   Expenses, current year (Note 5):
      Associations...........................................................               0
      Auditors' services.....................................................          11,412
      Custodian fees.........................................................           1,113
      Data processing........................................................           1,354
      Trustees' fees (Note 6)................................................           8,807
      Registration fees......................................................           5,498
      Insurance..............................................................             464
      Investment management and administrative services fees (Note 5)........          95,795
      Legal services.........................................................           3,564
      Meetings...............................................................           1,208
      Other..................................................................           1,664
                                                                                   ----------

         TOTAL EXPENSES BEFORE REIMBURSEMENT.................................         130,879

   Expenses reimbursed by investment manager (Note 5)........................         (21,717)
                                                                                   ----------
            TOTAL EXPENSES...................................................         109,162
                                                                                   ----------
            NET INVESTMENT INCOME............................................         (95,648)
                                                                                   ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
   Net realized gains on investments (securities of unaffiliated issuers)....         711,485
   Change in net unrealized appreciation of investments......................         294,522
                                                                                   ----------
      NET REALIZED GAINS ON INVESTMENTS......................................       1,006,007
                                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................      $  910,359
                                                                                   ==========

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                   STATEMENT OF CHANGES IN NET ASSET - UNAUDITED

                                                                              Six Months Ended       Year Ended
                                                                                June 30, 2004    December 31, 2003
                                                                              ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment loss ....................................................         ($95,648)          ($48,475)
   Net realized gains on investments ......................................          711,485            681,180
   Change in net unrealized appreciation of investments ...................          294,522          6,826,980
                                                                                 -----------        -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................          910,359          7,459,685
                                                                                 -----------        -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 7):
   Dividends from net investment income ...................................                0                  0
   Distributions from net realized gains ..................................                0                  0
                                                                                 -----------        -----------
      DECREASE IN NET ASSETS DUE TO DISTRIBUTIONS .........................                0                  0
                                                                                 -----------        -----------

FROM CAPITAL SHARES TRANSACTIONS:
   Proceeds received for shares sold (97,293 and 82,896 shares) ...........        1,280,133            915,735

   Net asset value of shares {0 and 0 shares) issued
      in reinvestment of distributions ....................................                0                  0

   Paid on redemption of shares (48,399 and 190,372 shares),
      including exchanges into Pearl Total Return Fund ....................         (632,107)        (1,924,410)
                                                                                 -----------        -----------
      INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
         SHARES TRANSACTIONS:
            (net increase (decrease) of 48,894 and (107,476) shares) ......          648,026         (1,008,675)
                                                                                 -----------        -----------
TOTAL INCREASE IN NET ASSETS ..............................................        1,558,385          6,451,010

NET ASSETS:
   Beginning of period ....................................................       21,056,350         14,605,340
                                                                                 -----------        -----------
   End of period ..........................................................      $22,614,735        $21,056,350
                                                                                 ===========        ===========

                       See notes to financial statements.

                           PEARL TOTAL RETURN FUND and
                          PEARL AGGRESSIVE GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS - UNAUDITED
         SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

1. ORGANIZATION. Pearl Total Return Fund (PTRF) and Pearl Aggressive Growth Fund (PAGF) (the "Funds") are each a series of Pearl Mutual Funds, a Massachusetts business trust (the "Trust") registered under the Investment Company Act of 1940, and are diversified, no-load, open-end management investment companies (mutual funds).

     The Funds' investments are limited to: (1) shares of mutual funds (open-end funds) that the Funds can buy no-load (with no applicable sales load or redemption fee); (2) shares of "low-load" mutual funds (open-end funds) that the Funds can buy with a sales load or redemption fee that together do not exceed 2% of the purchase price (however, the Funds expect that substantially all of their investments in mutual funds will be on a no-load basis); (3) closed-end fund shares with a sales commission or sales load that does not exceed 2% of the purchase price (although the Funds have never invested in closed-end funds); and (4) cash and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates. (a) Investments in shares of other mutual funds are valued at the net asset value as reported by each mutual fund. (b) Securities transactions are accounted for on the trade date. (c) Dividend income and the Funds' distributions to their shareholders are recorded on the ex-dividend date.
     (d) Gains or losses on sales of investments and unrealized appreciation or depreciation of investments are determined on the basis of average cost.

3. INCOME TAXES. It is the Funds' policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make all necessary distributions of net investment income and realized gains so that the Funds will not be required to pay any federal or state income taxes. Therefore, the Funds make no provision for income taxes.

     As of December 31, 2003, PTRF had the following capital loss carry-forwards available to offset future capital gains: $46,105 through December 31, 2009; $1,027,139 through December 31, 2010; and $709,766 through December 31, 2011.

     PTRF's cost for federal income tax purposes was $45,289,483, including the amounts of all reinvested dividends and distributions, as of June 30, 2004; the aggregate gross unrealized appreciation was $12,024,729; and the aggregate gross unrealized depreciation was ($33,362); resulting in net unrealized appreciation of $11,991,367. As of December 31, 2003, PTRF had $408 of undistributed ordinary income and $381 of undistributed long-term capital gains.

     As of December 31, 2003, PAGF had a capital loss carry-forward of $525,155 that is available to offset future capital gains through December 31, 2010.

     PAGF's cost for federal income tax purposes was $16,780,751, including the amounts of all reinvested dividends and distributions, as of June 30, 2004; the aggregate gross unrealized appreciation was $5,279,130; and the aggregate gross unrealized depreciation was $0; resulting in net unrealized appreciation of $5,279,130. As of December 31, 2003, PAGF had no undistributed ordinary income and $58 of undistributed long-term capital gains.

4. INVESTMENT TRANSACTIONS. PTRF's costs of purchases and proceeds of sales of investment securities (excluding money market mutual funds) were $9,406,496 and $8,549,925, respectively, for the first half of 2004. Purchases include reinvestments of dividends and distributions.

     PAGF's costs of purchases and proceeds of sales of investment securities (excluding money market mutual funds) were $2,936,529 and $2,199,983, respectively, for the first half of 2004. Purchases include reinvestments of dividends and distributions.

                           PEARL TOTAL RETURN FUND and
                          PEARL AGGRESSIVE GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS - UNAUDITED
         SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

5. INVESTMENT MANAGER; EXPENSES. Pearl Management Company (the "Manager") has supervisory responsibility for the general management and investment of the Funds' assets, including the decisions to buy and sell securities. The Manager provides personnel and office space for the Funds and pays all expenses of marketing the Funds' shares. The Manager's combined fees are at the annual rate of 0.86% of each Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.77% of each Fund's net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.53% of each Fund's net assets in excess of $100,000,000.

     The Funds' expenses are limited by contract with the Manager. Through April 30, 2002, each Fund's total operating expenses in any year (including the Manager's fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) could not exceed 0.96% of the Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.90% of the Fund's average net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.78% of the Fund's average net assets in excess of $100,000,000. Effective May 1, 2002, each Fund's total operating expenses in any year (including the Manager's fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) cannot exceed 0.98% of the Fund's average net assets up to $100,000,000 (computed at the beginning of each month) and 0.78% of the Fund's average net assets in excess of $100,000,000. The Manager pays or reimburses all the Funds' operating expenses beyond this limit.

     For the first half of 2004 expenses totaling $38,489 were reimbursed by the Manager beyond the expense limit for PTRF. PTRF remains liable to the Manager for a cumulative net total of $453,636 reimbursed expenses which are to be repaid by PTRF in the future, subject to the annual expense limit and a five year period in which the Manager has the right to recover reimbursed expenses. The net total expenses reimbursable to the Manager for the past four and one-half years are: $5,265 for 2000, $188,077 for 2001, $125,738 for 2002, $96,067 for 2003, and $38,489 for the first six months of 2004.

     For the first half of 2004 expenses totaling $21,717 were reimbursed by the Manager beyond the expense limit for PAGF. PAGF remains liable to the Manager for a cumulative net total of $177,214 reimbursed expenses which are to be repaid by PAGF in the future, subject to the annual expense limit and a five year period in which the Manager has the right to recover reimbursed expenses. The net total expenses reimbursable to the Manager for the past three years are: $58,812 for the last six months of 2001, $52,276 for 2002, $44,409 for 2003, and $21,717 for the first six months of 2004.

     The Manager has contractually agreed to continue the expense limit at least through December 31, 2007.

     The Manager and its Officers, Directors, and shareholders, as a group, owned 7.70% of PTRF's outstanding shares as of June 30, 2004. Entities affiliated with one or more Officers and Directors of the Manager owned 83.79% of PTRF's outstanding shares as of June 30, 2004.

     The Manager and its Officers, Directors, and shareholders, as a group, owned 8.83% of PAGF's outstanding shares as of June 30, 2004. Entities affiliated with one or more Officers and Directors of the Manager owned 81.01% of PAGF's outstanding shares as of June 30, 2004.

6.   COMPENSATION. The Officers and two Trustees (David M. Stanley and Robert H.
     Solt) of the Funds are also Officers of the Manager; they are paid by the Manager and receive no compensation from the Funds. The Funds' six Trustees who are not affiliated with the Manager are John W. Axel, Jeffrey R. Boeyink, Douglas B. Coder, Dr. David N. DeJong, David L. Evans, and Dr. James P. Stein. The Trustees received fees from the Funds of $32,250 for the first half of 2004 and $36,500 for 2003.

7. DISTRIBUTIONS. On January 30, 2004, PTRF paid an income dividend of $.2041 per share from 2003 net investment income, to shareholders of record on December 31, 2003. On January 31, 2003, PTRF paid an income dividend of $.0944 per share from 2002 net investment income, to shareholders of record on December 31, 2002. For shareholders reinvesting dividends, each reinvestment date was the same as the record date.

     On January 30, 2004, PAGF paid no dividend or distribution. On January 31, 2003, PAGF paid no dividend or distribution.

                             PEARL TOTAL RETURN FUND
                        FINANCIAL HIGHLIGHTS -- UNAUDITED

                                       Six Months
                                          Ended                      Year ended December 31,
                                        June 30,              -------------------------------------
                                          2004        2003      2002      2001      2000      1999
                                       ----------   -------   -------   -------   -------   -------
SELECTED PER-SHARE DATA
   derived from the
   financial statements:

Net asset value, beginning of
   period ..........................    $ 12.69     $  9.50   $ 10.75   $ 10.54   $ 12.16   $ 10.45
                                        -------     -------   -------   -------   -------   -------

Income from Investment Operations

Net investment income ..............       0.00        0.20      0.09      0.12      0.69      0.45

Net realized and unrealized gains
   (losses) on investments .........       0.60        3.19     (1.25)     0.21     (0.50)     2.37
                                        -------     -------   -------   -------   -------   -------
Total investment operations ........       0.60        3.39     (1.16)     0.33      0.19      2.82
                                        -------     -------   -------   -------   -------   -------

Less Distributions (Note 7)

Dividends from net investment
   income ..........................       None       (0.20)    (0.09)    (0.12)    (0.69)    (0.45)
Distributions from net realized
   capital gains on investments.....       None        None      None      None     (1.12)    (0.66)
                                        -------     -------   -------   -------   -------   -------
Total distributions ................       None       (0.20)    (0.09)    (0.12)    (1.81)    (1.11)
                                        -------     -------   -------   -------   -------   -------

Net asset value, end of period .....    $ 13.29     $ 12.69   $  9.50   $ 10.75   $ 10.54   $ 12.16
                                        =======     =======   =======   =======   =======   =======

Total Return .......................       4.73%      35.73%   (10.75%)    3.13%     1.56%    26.99%
                                        =======     =======   =======   =======   =======   =======

---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
   (thousands of dollars) ..........     60,463      56,352    39,928    46,807    58,875    59,603
Ratio of net expenses to average net
   assets ..........................       0.98% *     0.98%     0.97%     0.94%     0.93%     0.92%
Ratio of gross expenses to average
   net assets ......................       1.11% *     1.17%     1.26%     1.29%     1.05%     0.92%
Ratio of net investment income to
   average net assets ..............      (0.11%)*     1.97%     0.90%     0.95%     5.62%     3.85%
Ratio of total investment income
   less gross expenses to average
   net assets ......................      (0.24%)*     1.75%     0.61%     0.61%     5.50%     3.91%
Portfolio turnover (excluding money
   market mutual funds) ............         30% *       34%       55%       50%       78%       85%

                                                   Year ended December 31,
                                       ----------------------------------------------
                                         1998      1997      1996      1995     1994
                                       -------   -------   -------   -------   ------
SELECTED PER-SHARE DATA
   derived from the
   financial statements:

Net asset value, beginning of
   period ..........................   $ 11.23   $ 10.94   $ 10.15   $  9.13   $ 9.87
                                       -------   -------   -------   -------   ------

Income from Investment Operations

Net investment income ..............      0.23      0.42      0.20      0.26     0.26

Net realized and unrealized gains
   (losses) on investments .........      0.29      1.19      1.24      1.67    (0.58)
                                       -------   -------   -------   -------   ------
Total investment operations ........      0.52      1.61      1.44      1.93    (0.32)
                                       -------   -------   -------   -------   ------

Less Distributions (Note 7)

Dividends from net investment
   income ..........................     (0.23)    (0.42)    (0.20)    (0.26)   (0.26)
Distributions from net realized
   capital gains on investments.....     (1.07)    (0.90)    (0.45)    (0.65)   (0.16)
                                       -------   -------   -------   -------   ------
Total distributions ................     (1.30)    (1.32)    (0.65)    (0.91)   (0.42)
                                       -------   -------   -------   -------   ------

Net asset value, end of period .....   $ 10.45   $ 11.23   $ 10.94   $ 10.15   $ 9.13
                                       =======   =======   =======   =======   ======

Total Return .......................      4.60%    14.75%    14.19%    21.13%   (3.19%)
                                       =======   =======   =======   =======   ======

-------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
   (thousands of dollars) ..........    48,752    46,662    32,910    25,623    7,557
Ratio of net expenses to average net
   assets ..........................      0.94%     0.93%     0.95%     1.06%    1.48%
Ratio of gross expenses to average
   net assets ......................      0.94%     0.93%     0.95%     1.06%    1.48%
Ratio of net investment income to
   average net assets ..............      1.94%     3.82%     1.87%     4.52%    3.09%
Ratio of total investment income
   less gross expenses to average
   net assets ......................      2.00%     3.86%     1.91%     4.59%    3.26%
Portfolio turnover (excluding money
   market mutual funds) ............        79%       55%       78%      102%      87%

                       See notes to financial statements.

* Annualized

                          PEARL AGGRESSIVE GROWTH FUND
                        FINANCIAL HIGHLIGHTS -- UNAUDITED

                                               Six Months                           Period July 2, 2001
                                                 Ended                              (inception) through
                                             June 30, 2004      2003       2002      December 31, 2001
                                             -------------    -------    -------    -------------------
SELECTED PER-SHARE DATA
   derived from the
   financial statements:

Net asset value, beginning of
   period ..........................            $ 12.56       $  8.19    $  9.90         $ 10.00
                                                -------       -------    -------         -------

Income from Investment Operations

Net investment income (loss) .......              (0.04)        (0.03)     (0.07)           0.06

Net realized and unrealized gains
   (losses) on investments .........               0.59          4.40      (1.64)           0.00
                                                -------       -------    -------         -------
Total investment operations ........               0.55          4.37      (1.71)           0.06
                                                -------       -------    -------         -------

Less Distributions (Note 7)

Dividends from net investment
   income ..........................               None          None       None           (0.06)
Distributions from net realized
   capital gains on investments.....               None          None       None           (0.10)
                                                -------       -------    -------         -------
Total distributions ................               None          None       None           (0.16)
                                                -------       -------    -------         -------

Net asset value, end of period .....            $ 13.11       $ 12.56    $  8.19         $  9.90
                                                =======       =======    =======         =======

Total Return .......................               4.38%        53.36%    (17.27%)          0.60%
                                                =======       =======    =======         =======

------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
   (thousands of dollars) ..........             22,615        21,056     14,605          15,846
Ratio of net expenses to average net
   assets ..........................   *           0.98%         0.98%      0.98%           0.96% *
Ratio of gross expenses to average
   net assets ......................   *           1.17%         1.22%      1.31%           2.07% *
Ratio of net investment income
   (loss) to average net assets ....   *          (0.86%)       (0.29%)    (0.82%)          1.48% *
Ratio of total investment income
   (loss) less gross expenses to
   average net assets ..............   *          (1.05%)       (0.55%)    (1.15%)          0.60% *
Portfolio turnover (excluding money
   market mutual funds) ............   *             20%           47%        56%             13% *

                        See notes to financial statements

* Annualized
www.pearlfunds.com
E-mail: info@pearlfunds.com                                           Pearl
--------------------------------------------------------------------------------
2610 Park Avenue PO Box 209 Muscatine, IA 52761                            Funds
866-747-9030 (toll free) or 563-288-2773
Fax: 563-288-4101

Item 2. Code of Ethics.

Not applicable to this filing on Form N-CSR of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing on Form N-CSR of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing on Form N-CSR of a semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The Schedule of Investments in securities of unaffiliated issuers is included as part of the semi-annual report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

None.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the

"Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)  (1)  Not applicable to this filing on Form N-CSR of a semi-annual report.
     (2) Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and
          (a)(2)(ii)

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pearl Mutual Funds


By: /s/ David M. Stanley
    ----------------------------------
    David M. Stanley
    Trustee, Chairman, President,
    Chief Executive Officer and
    Assistant Secretary
    (Principal Executive Officer)
Date: September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David M. Stanley
    ----------------------------------
    David M. Stanley
    Trustee, Chairman, President,
    Chief Executive Officer and
    Assistant Secretary
    (Principal Executive Officer)
Date: September 1, 2004


By: /s/ Robert H. Solt
    ----------------------------------
    Robert H. Solt
    Trustee, Executive Vice President,
    Chief Operating Officer,
    Chief Financial Officer,
    Secretary and Treasurer
    (Principal Accounting Officer)
Date: September 1, 2004